Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard STAR Funds
Central Index Key	dei_EntityCentralIndexKey	0000736054
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 14, 2012
Vanguard STAR Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 07, 2012
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard STAR Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 07, 2012
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.77%
Five Years	rr_AverageAnnualReturnYear05	2.33%
Ten Years	rr_AverageAnnualReturnYear10	5.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 1985
MSCI EAFE Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.14%)
Five Years	rr_AverageAnnualReturnYear05	(4.72%)
Ten Years	rr_AverageAnnualReturnYear10	4.67%
MSCI EAFE Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
MSCI EAFE Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Dow Jones U.S. Total Stock Market Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.52%
Five Years	rr_AverageAnnualReturnYear05	0.28%
Ten Years	rr_AverageAnnualReturnYear10	3.90%
Dow Jones U.S. Total Stock Market Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
STAR Composite Average | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.90%)
Five Years	rr_AverageAnnualReturnYear05	1.15%
Ten Years	rr_AverageAnnualReturnYear10	3.72%
STAR Composite Average | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
STAR Composite Average | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Barclays U.S. Aggregate Bond Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Ten Years	rr_AverageAnnualReturnYear10	5.78%
Barclays U.S. Aggregate Bond Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Barclays U.S. Aggregate Bond Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
STAR Composite Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.87%
Five Years	rr_AverageAnnualReturnYear05	2.64%
Ten Years	rr_AverageAnnualReturnYear10	5.01%
STAR Composite Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
STAR Composite Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Ten Years	rr_AverageAnnualReturnYear10	none
MSCI US Broad Market Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)